UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-7264

Greater China Growth Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	August 31, 2007

Date of reporting period:	February 28, 2007

Item 1. Reports to Stockholders

Greater China Growth Portfolio as of February 28, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.6%
Security	Shares	Value
China — 57.2%
Air Freight & Logistics — 1.0%
Shenzhen International Holdings, Ltd.	42,395,000	$2,933,104
		$2,933,104
Auto Components — 1.4%
Minth Group, Ltd.	4,314,000	$4,140,799
		$4,140,799
Automobiles — 1.0%
Dongfeng Motor Corp. - Class H(1)	5,008,000	$2,933,080
		$2,933,080
Commercial Banks — 5.3%
China Construction Bank - Class H(2)	8,983,000	$5,043,280
China Merchants Bank Co., Ltd. - Class H(1)	1,776,000	3,610,219
Industrial and Commercial Bank of China - Class H(1)	12,184,000	6,721,841
		$15,375,340
Construction & Engineering — 1.6%
China Communications Services Corp., Ltd. - Class H(1)	3,910,000	$4,834,761
		$4,834,761
Construction Materials — 3.0%
Anhui Conch Cement Co., Ltd. - Class H	1,410,000	$3,967,274
China National Building Material Co., Ltd. - Class H	5,866,000	4,820,058
		$8,787,332
Containers & Packaging — 2.3%
AMVIG Holdings Ltd.	8,242,000	$6,795,972
		$6,795,972
Diversified Consumer Services — 0.9%
New Oriental Education & Technology Group, Inc. ADR(1)	65,100	$2,742,012
		$2,742,012
Diversified Telecommunication Services — 1.6%
China Communications Construction Co., Ltd. - Class H(1)	6,678,000	$4,675,788
		$4,675,788

Security	Shares	Value
Electrical Equipment — 1.5%
Shanghai Electric Group Co., Ltd. - Class H	9,348,000	$4,354,592
		$4,354,592
Food Products — 0.2%
China Huiyuan Juice Group, Ltd.(1)	407,000	$530,351
		$530,351
Hotels, Restaurants & Leisure — 0.1%
Home Inns & Hotels Management, Inc. ADR(1)	8,610	$363,772
		$363,772
Household Durables — 0.5%
Samson Holding, Ltd.	2,297,000	$1,395,721
		$1,395,721
Independent Power Producers & Energy Traders — 1.2%
Huaneng Power International, Inc. - Class H	4,028,000	$3,511,294
		$3,511,294
Insurance — 3.3%
China Life Insurance Co., Ltd. - Class H	2,640,000	$6,991,378
Ping An Insurance Group Co. of China, Ltd. - Class H	599,000	2,711,398
		$9,702,776
Internet Software & Services — 1.6%
Tencent Holdings, Ltd.	1,350,000	$4,644,407
		$4,644,407
Machinery — 5.0%
China Infrastructure Machinery Holdings, Ltd.(1)	3,378,000	$5,183,532
Guangzhou Shipyard International Co., Ltd. - Class H(1)	1,052,000	2,990,516
Shanghai Prime Machinery Co., Ltd. - Class H(1)	14,330,000	6,412,020
		$14,586,068
Media — 1.6%
Focus Media Holding, Ltd. ADR(1)	58,200	$4,661,820
		$4,661,820
Multiline Retail — 2.2%
Parkson Retail Group, Ltd.	1,050,000	$6,339,935
		$6,339,935

See notes to financial statements

Greater China Growth Portfolio as of February 28, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Oil, Gas & Consumable Fuels — 5.0%
Anhui Tianda Oil Pipe Co., Ltd. - Class H(1)	1,980,000	$1,317,922
China Petroleum & Chemical Corp.- Class H	3,088,000	2,458,913
China Shenhua Energy Co., Ltd. - Class H	1,740,500	4,402,006
PetroChina Co., Ltd.- Class H	5,492,000	6,390,612
		$14,569,453
Paper and Forest Products — 2.4%
Nine Dragons Paper Holdings, Ltd.	3,335,000	$6,914,901
		$6,914,901
Real Estate Investment Trusts (REITs) — 1.9%
CapitaRetail China Trust(1)	2,945,000	$5,679,196
		$5,679,196
Real Estate Management & Development — 2.3%
Guangzhou R&F Properties Co., Ltd. - Class H	3,628,000	$6,619,262
		$6,619,262
Textiles, Apparel & Luxury Goods — 5.0%
Ports Design, Ltd.	3,521,000	$9,193,635
Prime Success International Group	5,126,000	5,423,138
		$14,616,773
Transportation Infrastructure — 1.1%
Zhejiang Expressway Co., Ltd. - Class H	4,202,000	$3,153,005
		$3,153,005
Wireless Telecommunication Services — 4.2%
China Mobile, Ltd.	1,307,500	$12,139,097
		$12,139,097
Total China (identified cost $101,807,169)		$167,000,611
Hong Kong — 23.3%
Commercial Banks — 4.0%
BOC Hong Kong Holdings, Ltd.	1,915,500	$4,636,033
CITIC International Financial Holdings, Ltd.	4,471,000	3,525,539
HSBC Holdings PLC	199,380	3,482,896
		$11,644,468

Security	Shares	Value
Distributors — 4.5%
Huabao International Holdings, Ltd.	7,030,000	$3,824,418
Integrated Distribution Services Group, Ltd.	2,341,000	5,331,813
Li & Fung, Ltd.	1,244,000	3,955,364
		$13,111,595
Diversified Financial Services — 2.4%
First Pacific Co., Ltd	3,212,000	$1,821,517
Hong Kong Exchanges and Clearing, Ltd.	492,000	5,066,152
		$6,887,669
Electric Utilities — 1.3%
CLP Holdings, Ltd.	511,000	$3,752,466
		$3,752,466
Industrial Conglomerates — 0.9%
NWS Holdings, Ltd.	1,147,000	$2,789,575
		$2,789,575
Real Estate Management & Development — 5.1%
Cheung Kong Holdings, Ltd.	469,000	$5,752,511
Midland Holdings, Ltd.	4,190,000	2,544,358
New World Development Co., Ltd.	1,224,000	2,693,432
Swire Pacific, Ltd. - Class A	348,500	3,944,591
		$14,934,892
Specialty Retail — 2.5%
Esprit Holdings, Ltd.	699,000	$7,284,785
		$7,284,785
Textiles, Apparel & Luxury Goods — 1.9%
Peace Mark Holdings, Ltd.	5,980,000	$5,649,109
		$5,649,109
Wireless Telecommunication Services — 0.7%
Hutchinson Telecommunications International, Ltd.(1)	982,000	$2,045,370
		$2,045,370
Total Hong Kong (identified cost $50,012,326)		$68,099,929

See notes to financial statements

Greater China Growth Portfolio as of February 28, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Singapore — 1.4%
Marine — 1.4%
Cosco Corp., Ltd.	2,305,000	$4,089,918
		$4,089,918
Total Singapore (identified cost $3,468,394)		$4,089,918
Taiwan — 14.7%
Chemicals — 1.1%
Taiwan Fertilizer Co., Ltd.	1,809,000	$3,281,428
		$3,281,428
Commercial Banks — 0.5%
Chinatrust Financial Holding Co., Ltd.	1,966,000	$1,537,227
		$1,537,227
Computer Peripherals — 1.4%
Acer, Inc.	1,563,153	$2,906,468
Catcher Technology Co., Ltd.	124,000	1,204,079
		$4,110,547
Electronic Equipment & Instruments — 1.7%
Hon Hai Precision Industry Co., Ltd.	726,400	$4,881,275
		$4,881,275
Hotels, Restaurants & Leisure — 1.4%
Formosa International Hotels Corp.	355,617	$4,141,738
		$4,141,738
Insurance — 1.0%
Cathay Financial Holding Co., Ltd.	1,346,789	$2,878,736
		$2,878,736
Leisure Equipment & Products — 2.1%
Johnson Health Tech Co., Ltd.	771,750	$6,144,480
		$6,144,480

Security	Shares	Value
Real Estate Investment Trusts (REITs) — 0.7%
Fubon No. 2 Real Estate Investment Trust(1)	4,855,000	$1,943,160
		$1,943,160
Real Estate Management & Development — 0.8%
Farglory Developers Co., Ltd.	1,374,000	$2,299,519
		$2,299,519
Semiconductors & Semiconductor Equipment — 3.3%
MediaTek, Inc.	317,020	$3,415,862
Taiwan Semiconductor Manufacturing Co., Ltd.	3,074,666	6,282,990
		$9,698,852
Wireless Telecommunication Services — 0.7%
Far EasTone Telecommunications Co., Ltd.	1,768,300	$2,016,915
		$2,016,915
Total Taiwan (identified cost $30,060,453)		$42,933,877
Total Common Stocks (identified cost $185,348,342)		$282,124,335
Total Investments — 96.6% (identified cost $185,348,342)		$282,124,335
Other Assets, Less Liabilities — 3.4%		$9,785,307
Net Assets — 100.0%		$291,909,642

Company descriptions are unaudited.

(1)  Non-income producing security.

(2)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2007, the aggregate value of the securities is $5,043,280 or 1.7% of the net assets.

See notes to financial statements

Greater China Growth Portfolio as of February 28, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Top Ten Holdings
Company	Industry Sector	Percentage of Net Assets	Value
China Mobile, Ltd.	Wireless Telecommunication Services	4.2%	$12,139,097
Ports Design, Ltd.	Textiles, Apparel & Luxury Goods	3.1	9,193,635
Esprit Holdings, Ltd.	Specialty Retail	2.5	7,284,785
China Life Insurance Co., Ltd. - Class H	Insurance	2.4	6,991,378
Nine Dragons Paper Holdings, Ltd.	Paper and Forest Products	2.4	6,914,901
AMVIG Holdings Ltd.	Containers & Packaging	2.3	6,795,972
Industrial and Commercial Bank of China - Class H	Commercial Banks	2.3	6,721,841
Guangzhou R&F Properties Co., Real Estate Management & Ltd. - Class H	Development	2.3	6,619,262
Shanghai Prime Machinery Co., Ltd. - Class H	Machinery	2.2	6,412,020
PetroChina Co., Ltd. - Class H	Oil, Gas & Consumable Fuels	2.2	6,390,612
		25.9%	$75,463,503

Industry concentration — Below are the top ten industry sectors represented in the Portfolio of Investments
Company	Percentage of Net Assets	Value
Commercial Banks	9.8%	$28,557,035
Real Estate Management & Development	8.2	23,853,673
Textiles, Apparel & Luxury Goods	6.9	20,265,882
Wireless Telecommunication Services	5.6	16,201,382
Machinery	5.0	14,586,068
Oil, Gas & Consumable Fuels	5.0	14,569,453
Distributors	4.5	13,111,595
Insurance	4.3	12,581,512
Semiconductors & Semiconductor Equipment	3.3	9,698,852
Construction Materials	3.0	8,787,332
	55.6%	$162,212,784

See notes to financial statements

Greater China Growth Portfolio as of February 28, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of February 28, 2007

Assets
Investments, at value (identified cost, $185,348,342)	$282,124,335
Cash	6,396,899
Foregn currency, at value (identified cost, $4,736,311)	4,740,505
Dividends and interest receivable	18,055
Total assets	$293,279,794
Liabilities
Payable for investments purchased	$1,001,748
Payable to affiliate for investment advisory fees	185,821
Payable to affiliate for administration fees	57,019
Accrued expenses	125,564
Total liabilities	$1,370,152
Net Assets applicable to investors' interest in Portfolio	$291,909,642
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$195,129,455
Net unrealized appreciation (computed on the basis of identified cost)	96,780,187
Total	$291,909,642

Statement of Operations

For the Six Months Ended
February 28, 2007

Investment Income
Dividends (including foreign tax, $2,545)	$1,435,113
Interest	88,001
Total investment income	$1,523,114
Expenses
Investment adviser fee	$892,277
Administration fee	294,104
Trustees' fees and expenses	9,598
Custodian fee	242,425
Legal and accounting services	26,516
Miscellaneous	2,993
Total expenses	$1,467,913
Net investment income	$55,201
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$10,837,264
Foreign currency transactions	(147,898)
Net realized gain	$10,689,366
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$51,355,584
Foreign currency	83,359
Net change in unrealized appreciation (depreciation)	$51,438,943
Net realized and unrealized gain	$62,128,309
Net increase in net assets from operations	$62,183,510

See notes to financial statements

Greater China Growth Portfolio as of February 28, 2007

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2007 (Unaudited)	Year Ended August 31, 2006
From operations — Net investment income	$55,201	$2,082,102
Net realized gain from investment transactions and foreign currency transactions	10,689,366	6,496,899
Net change in unrealized appreciation (depreciation) from investments and foreign currency	51,438,943	23,262,774
Net increase in net assets from operations	$62,183,510	$31,841,775
Capital transactions — Contributions	$70,557,286	$68,721,720
Withdrawals	(28,349,041)	(35,803,447)
Net increase in net assets from capital transactions	$42,208,245	$32,918,273
Net increase in net assets	$104,391,755	$64,760,048
Net Assets
At beginning of period	$187,517,887	$122,757,839
At end of period	$291,909,642	$187,517,887

See notes to financial statements

Greater China Growth Portfolio as of February 28, 2007

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended February 28, 2007		Year Ended August 31,
	(Unaudited)		2006	2005		2004	2003	2002
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Net expenses before custodian fee reduction	1.24	%(2)	1.29%	1.27	%(1)	1.34%	1.43%	1.40%
Net expenses after custodian fee reduction	1.24	%(2)	1.28%	1.18	%(1)	1.24%	1.25%	1.10%
Net investment income	0.05	%(2)	1.35%	2.08	%(1)	1.70%	1.90%	0.81%
Portfolio Turnover	26%		49%	79%		124%	114%	155%
Total Return	31.72%		25.67%	22.54%		20.02%	24.59%	(2.72)%
Net assets, end of period (000's omitted)	$291,910		$187,518	$122,758		$95,456	$71,829	$61,196

(1)  The investment adviser waived a portion of its investment advisory fee (equal to 0.04% of average daily net assets for 2005).

(2)  Annualized.

See notes to financial statements

Greater China Growth Portfolio as of February 28, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Greater China Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on September 1, 1992, seeks long-term capital appreciation by investing primarily in common stocks of companies which, in the opinion of the investment adviser, will benefit from the economic development and growth of the People's Republic of China. Under normal circumstances, the Fund primarily invests in companies in the China region, which includes Hong Kong, China, Taiwan, South Korea, Singapore, Malaysia, Thailand, Indonesia and the Philippines. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies located in the China region. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At February 28, 2007 the Eaton Vance Greater China Growth Fund held an approximate 99.9% interest in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

C  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances, if any, are used to reduce the Portfolio's custodian fees and are reported as a reduction of expenses in the Statement of Operations.

Greater China Growth Portfolio as of February 28, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

D  Financial Futures Contracts — Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

E  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

H  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

J  Interim Financial Statements — The interim financial statements relating to February 28, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Lloyd George Investment Management (Bermuda) Limited (the Adviser), an affiliate of Eaton Vance, as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500 million,

Greater China Growth Portfolio as of February 28, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 2007 the adviser fee amounted to $892,277. Lloyd George Management (Bermuda) Limited has agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers, if any, in execution of portfolio transactions attributed to the Portfolio that is consideration for third-party research services. In addition, an administrative fee is earned by Eaton Vance Management (EVM) for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (0.25% annually) of the average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 2007, the administration fee amounted to $294,104. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administration fees.

Trustees of the Portfolio who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2007, no significant amounts have been deferred.

Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $107,149,002 and $59,067,306, respectively, for the six months ended February 28, 2007.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at February 28, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$185,348,342
Gross unrealized appreciation	$97,955,445
Gross unrealized depreciation	(1,179,452)
Net unrealized appreciation	$96,775,993

The unrealized appreciation on foreign currency and foreign currency transactions is $4,194.

5  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

6  Financial Instruments

The Portfolio may trade in financial instruments with
off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. There were no obligations under these financial instruments at February 28, 2007.

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by Boston Management and Research and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made

Greater China Growth Portfolio as of February 28, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 28, 2007.

8  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, (FIN 48) "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, (FAS 157) "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Eaton Vance Greater China Growth Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve month period ended March 31, 2006, the

Eaton Vance Greater China Growth Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the Greater China Growth Portfolio (the "Portfolio"), the portfolio in which the Eaton Vance Greater China Growth Fund (the "Fund") invests, with Lloyd George Investment Management (Bermuda) Limited (the "Adviser"), as well as the administration agreement of the Portfolio with Eaton Vance Management (the "Administrator") and the management contract of the Fund with the Administrator, including their fee structures, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreements. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio, the administration agreement for the Portfolio and the management contract for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the administration agreement of the Portfolio and the management contract of the Fund, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser and to the Fund and Portfolio by the Administrator.

The Board considered the Adviser's and Administrator's management capabilities and the Adviser's investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated the abilities and experience of such investment personnel in analyzing factors such as special considerations relevant to investing in emerging markets, including Asia. The Board noted the Adviser's experience in managing equity funds that invest in Asian securities. The Board noted that the Adviser maintains offices in London, Hong Kong, Singapore and Mumbai, providing its investment team with first hand knowledge of country and market factors affecting securities in which the Portfolio invests. The Board evaluated the level of skill and expertise required to manage the Portfolio and concluded that the human resources available at the Adviser were appropriate to fulfill effectively its duties on behalf of the Portfolio.

The Board reviewed the compliance programs of the Adviser, the Administrator and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Administrator and its affiliates to requests from the Securities and Exchange Commission and the National Association of Securities Dealers.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Administrator, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement, the administration agreement and the management contract, respectively.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year

Eaton Vance Greater China Growth Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

periods ended September 30, 2005 for the Fund. On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.

Management Fees and Expenses

The Board reviewed contractual management fee rates, including administrative fee rates, payable by the Portfolio and the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the management fees (including administrative fees) and the Fund's total expense ratio for the one-year period ended September 30, 2005, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser and the Administrator had undertaken to waive fees and/or pay expenses of the Fund permanently in an agreed-upon amount.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and the Administrator in providing investment advisory and administrative services to the Fund and the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser in connection with its relationship with the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and the Administrator are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser, on the one hand, and the Portfolio and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the Adviser's and Administrator's profitability may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and the Administrator, on the one hand, and the Fund on the other hand. The Board also concluded that the structure of the management fees, which include breakpoints at several asset levels, can be expected to cause such benefits to continue to be shared equitably.

Eaton Vance Greater China Growth Fund

INVESTMENT MANAGEMENT

Eaton Vance Greater China Growth Fund

Officers Thomas E. Faust Jr. President Gregory L. Coleman Vice President James A. Womack Vice President Barbara E. Campbell Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman James B. Hawkes Benjamin C. Esty William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Greater China Growth Portfolio

Officers
Hon. Robert Lloyd George
President and Trustee
Pamela Chan
Vice President
James B. Hawkes
Vice President and Trustee
William Raleigh Kerr
Vice President and
Assistant Treasurer
William J. Austin, Jr
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Edward K.Y. Chen Benjamin C. Esty William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

This Page Intentionally Left Blank

Sponsor and Manager of Eaton Vance Greater China Growth Fund
and Administrator of Greater China Growth Portfolio
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Investment Adviser of Greater China Growth Portfolio
Lloyd George Investment Management (Bermuda) Limited

3808 One Exchange Square
Central, Hong Kong

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Greater China Growth Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

406-4/07  CGSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Greater China Growth Portfolio

By:	/s/Hon. Robert Lloyd George
Hon. Robert Lloyd George
President

Date:	April 12, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/William J. Austin, Jr.
William J. Austin, Jr.
Treasurer

Date:	April 12, 2007

By:	/s/Hon. Robert Lloyd George
Hon. Robert Lloyd George
President

Date:	April 12, 2007